Schedule of Expected Amortization Expense (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2024 (remaining)	$ 467,075	$ 3,647,062
2025	826,104	6,450,466
2026	626,490	4,891,823
2027	204,317	1,595,365
2028
Total	$ 2,123,986	$ 16,584,716	$ 15,336,589